FINANCIAL INSTRUMENTS (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 14,321,433	$ 54,847	$ 599,964	$ 147,575
Term deposits	3,694,415
Royalty Receivable	3,540,753
Reclamation deposits held at major financial institutions		83,277
Total cash and cash equivalents, term deposits, royalty receivable and reclamation deposits	21,556,601	138,124
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	1,874,545	15,260
US [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 12,446,888	$ 39,587